Property and equipment, net (Tables)	12 Months Ended
Mar. 31, 2023
Property and equipment, net
Schedule of property and equipment

	As of March 31,
	2023	2022
Server hardware	$20,050,414	$21,703,857
Vehicles	211,946	229,424
	20,262,360	21,933,281
Less: accumulated depreciation	(14,420,101)	(11,234,271)
Impairment	(5,760,944)	—
Property and equipment, net	$81,315	$10,699,010